LEASES (Schedule of Maturities of Operating Lease Liabilities) (Details) $ in Thousands	Dec. 31, 2020 USD ($)
Operating leases
2021	$ 4,378
2022	4,393
2023	4,128
2024	3,830
2025	3,307
Thereafter	10,198
Total undiscounted lease payments	30,234
Less: Imputed interest	(6,809)
Total lease liabilities	$ 23,425